Deferred Revenue (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Revenue Recognition [Abstract]
Deferred revenue	$ 336,213	$ 120,130	$ 118,949	$ 301,178	$ 437,521	$ 226,272	$ 161,132